UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03455

North Carolina Capital Management Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Government Portfolio Government Portfolio : NCCTX

This semi-annual shareholder report contains information about Government Portfolio for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-222-3232.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Portfolio	$ 7	0.14%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$22,893,618,103
Number of Holdings	411
What did the Fund invest in?
(as of December 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	33.1
8-30	29.6
31-60	19.6
61-90	9.7
91-180	6.4
>180	2.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 60.2
U.S. Government Agency - Debt - 35.0
Repurchase Agreements - 5.5
Net Other Assets (Liabilities) - (0.7)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915152.100    47-TSRS-0325

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Government Portfolio

Semi-Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-222-3232 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.nccmt.fidelity.com.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Government Portfolio
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 5.5%
	Maturity Amount ($)	Value ($)
Investments in repurchase agreements in a joint trading account at 4.45%, dated 12/31/2024 due 1/2/2025 (Collateralized by U.S. Treasury Obligations)#	48,085,894	48,074,000
Repurchase Agreements*	1,228,000,697	1,222,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,270,074,000)		1,270,074,000

U.S. Government Agency - Debt - 35.0%
	Yield (%) (b)	Principal Amount (a)	Value ($)
Fannie Mae U.S. SOFR Index + 0.1%, 4.47% 6/18/2026 (c)(d)	4.47	35,000,000	35,000,000
Fannie Mae U.S. SOFR Index + 0.135%, 4.505% 8/21/2026 (c)(d)	4.51	5,000,000	4,999,569
Fannie Mae U.S. SOFR Index + 0.14%, 4.51% 10/23/2026 (c)(d)	4.51	31,000,000	31,000,000
Fannie Mae U.S. SOFR Index + 0.14%, 4.51% 9/11/2026 (c)(d)	4.51	55,000,000	55,000,000
Federal Farm Credit Banks Funding Corp 5% 4/4/2025	5.08	8,000,000	7,998,338
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 4.375% 5/27/2025 (c)(d)	4.38	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.01%, 4.38% 6/11/2025 (c)(d)	4.38	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.01%, 4.38% 6/26/2025 (c)(d)	4.38	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 4.395% 9/10/2025 (c)(d)	4.39	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 4.405% 3/12/2025 (c)(d)	4.40	225,000,000	225,000,110
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.41% 1/28/2025 (c)(d)	4.41	4,000,000	4,000,023
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.41% 5/2/2025 (c)(d)	4.41	115,000,000	115,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.41% 7/29/2025 (c)(d)	4.41	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.415% 2/12/2025 (c)(d)	4.42	5,000,000	4,999,972
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.415% 6/11/2025 (c)(d)	4.42	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.415% 7/23/2025 (c)(d)	4.42	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.42% 1/22/2025 (c)(d)	4.42	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.42% 7/18/2025 (c)(d)	4.42	7,000,000	6,999,060
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.42% 8/6/2025 (c)(d)	4.42	12,000,000	12,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.425% 11/18/2025 (c)(d)	4.43	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.425% 11/25/2025 (c)(d)	4.43	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.425% 12/2/2025 (c)(d)	4.43	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.425% 12/30/2025 (c)(d)	4.43	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.425% 8/19/2025 (c)(d)	4.43	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.43% 9/30/2025 (c)(d)	4.43	2,000,000	1,999,853
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.435% 8/28/2025 (c)(d)	4.43	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.435% 9/5/2025 (c)(d)	4.43	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.44% 11/17/2025 (c)(d)	4.44	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.44% 12/17/2025 (c)(d)	4.44	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.44% 12/23/2025 (c)(d)	4.44	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.44% 12/9/2025 (c)(d)	4.44	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.45% 1/28/2026 (c)(d)	4.45	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.45% 1/8/2026 (c)(d)	4.45	6,000,000	5,999,178
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.45% 10/21/2025 (c)(d)	4.45	6,000,000	5,999,535
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.45% 12/12/2025 (c)(d)	4.45	2,000,000	1,999,945
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.45% 2/10/2026 (c)(d)	4.45	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.45% 3/4/2026 (c)(d)	4.45	7,000,000	6,999,606
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.455% 11/13/2025 (c)(d)	4.46	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.455% 2/27/2025 (c)(d)	4.46	300,000,000	300,000,001
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.455% 3/20/2026 (c)(d)	4.46	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.46% 2/2/2026 (c)(d)	4.46	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.46% 8/26/2025 (c)(d)	4.46	25,000,000	25,006,463
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.46% 9/22/2025 (c)(d)	4.46	9,000,000	9,002,023
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.465% 12/12/2025 (c)(d)	4.46 to 4.47	14,000,000	14,001,115
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.465% 12/26/2025 (c)(d)	4.47	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.465% 5/5/2026 (c)(d)	4.47	8,000,000	7,999,486
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.47% 2/25/2026 (c)(d)	4.47	13,000,000	13,002,802
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.47% 5/13/2026 (c)(d)	4.47	28,000,000	28,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.47% 6/18/2026 (c)(d)	4.47	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.47% 6/24/2026 (c)(d)	4.47	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.475% 1/8/2026 (c)(d)	4.47	8,000,000	8,000,133
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.475% 2/20/2025 (c)(d)	4.48	12,000,000	12,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.475% 2/23/2026 (c)(d)	4.48	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.475% 2/26/2025 (c)(d)	4.48	17,000,000	16,999,245
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.475% 3/18/2026 (c)(d)	4.47	13,000,000	13,000,354
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.475% 6/12/2026 (c)(d)	4.48	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.48% 3/11/2026 (c)(d)	4.48	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.48% 4/21/2026 (c)(d)	4.48	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.485% 6/16/2026 (c)(d)	4.48	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.485% 7/8/2026 (c)(d)	4.48	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.49% 3/12/2026 (c)(d)	4.49	2,000,000	1,999,953
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.49% 4/15/2025 (c)(d)	4.49	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.49% 5/26/2026 (c)(d)	4.49	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.49% 5/8/2026 (c)(d)	4.49	6,000,000	6,000,234
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.49% 6/20/2025 (c)(d)	4.49	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.49% 7/10/2026 (c)(d)	4.49	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.49% 7/15/2026 (c)(d)	4.49	37,000,000	37,001,473
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.49% 7/23/2026 (c)(d)	4.49	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 0% 10/6/2026 (c)(d)	4.44	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.495% 10/21/2025 (c)(d)	4.50	3,000,000	2,999,878
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.495% 2/4/2025 (c)(d)	4.49	8,000,000	8,000,561
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.495% 3/5/2025 (c)(d)	4.49	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.495% 3/5/2026 (c)(d)	4.49	3,000,000	3,000,454
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.495% 3/7/2025 (c)(d)	4.49	10,000,000	10,001,851
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.495% 5/20/2025 (c)(d)	4.50	4,000,000	3,999,926
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.495% 7/21/2026 (c)(d)	4.49	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.495% 8/27/2026 (c)(d)	4.49	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.495% 9/8/2026 (c)(d)	4.49	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 1/28/2025 (c)(d)	4.50	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 2/20/2026 (c)(d)	4.50	4,000,000	4,001,952
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 3/20/2025 (c)(d)	4.50	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 4/3/2025 (c)(d)	4.50	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 6/24/2026 (c)(d)	4.50	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 6/26/2026 (c)(d)	4.50	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 7/29/2026 (c)(d)	4.50	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 8/12/2026 (c)(d)	4.50	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 8/28/2026 (c)(d)	4.50	34,000,000	34,004,499
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 8/6/2026 (c)(d)	4.50	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.59% 7/2/2026 (c)(d)	4.59	14,000,000	14,000,778
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.505% 11/18/2026 (c)(d)	4.51	2,000,000	1,999,960
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.505% 11/23/2026 (c)(d)	4.51	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.505% 4/29/2025 (c)(d)	4.51	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.505% 8/19/2026 (c)(d)	4.51	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 10/23/2026 (c)(d)	4.51	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 10/9/2026 (c)(d)	4.51	64,000,000	64,014,730
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 11/25/2026 (c)(d)	4.51	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 11/4/2026 (c)(d)	4.51	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 12/2/2026 (c)(d)	4.51	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 12/30/2026 (c)(d)	4.51	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 2/26/2025 (c)(d)	4.51	10,000,000	10,000,159
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 5/27/2025 (c)(d)	4.51	14,000,000	14,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 6/24/2025 (c)(d)	4.51	61,000,000	61,022,817
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 8/22/2025 (c)(d)	4.51	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 8/26/2026 (c)(d)	4.51	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 9/3/2026 (c)(d)	4.51	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 9/4/2026 (c)(d)	4.51	8,687,000	8,688,064
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 9/9/2026 (c)(d)	4.51	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.515% 1/12/2026 (c)(d)	4.51 to 4.52	23,000,000	23,004,277
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.515% 12/16/2026 (c)(d)	4.52	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.515% 4/28/2025 (c)(d)	4.51	7,262,000	7,262,500
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.515% 6/27/2025 (c)(d)	4.51 to 4.52	34,000,000	34,011,545
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.515% 7/10/2025 (c)(d)	4.52	12,000,000	12,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.515% 7/17/2025 (c)(d)	4.52	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.515% 7/25/2025 (c)(d)	4.52	21,000,000	21,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.52% 1/3/2025 (c)(d)	4.52	5,000,000	5,000,030
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.52% 12/15/2025 (c)(d)	4.52	11,801,000	11,800,983
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.52% 12/23/2026 (c)(d)	4.52	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.52% 12/4/2026 (c)(d)	4.52	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.52% 5/27/2025 (c)(d)	4.52	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.525% 11/14/2025 (c)(d)	4.52	12,000,000	12,000,762
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.525% 11/28/2025 (c)(d)	4.52	30,035,000	30,046,823
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.525% 12/1/2025 (c)(d)	4.52	14,000,000	14,000,211
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.525% 2/10/2025 (c)(d)	4.52	5,000,000	5,000,764
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.525% 8/28/2025 (c)(d)	4.52	60,000,000	60,040,597
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.525% 9/15/2025 (c)(d)	4.52	6,000,000	6,000,786
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.53% 1/30/2025 (c)(d)	4.53	10,000,000	10,001,099
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.53% 10/17/2025 (c)(d)	4.53	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.53% 10/27/2025 (c)(d)	4.53	2,000,000	2,000,272
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.53% 11/3/2025 (c)(d)	4.53	4,000,000	4,000,555
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.18%, 4.55% 1/3/2025 (c)(d)	4.54	2,000,000	2,000,016
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.18%, 4.55% 3/7/2025 (c)(d)	4.54	16,000,000	16,003,556
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.18%, 4.55% 4/28/2025 (c)(d)	4.55	45,000,000	45,006,716
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 4.65% 11/20/2026 (c)(d)	4.64	25,000,000	25,067,628
Federal Home Loan Bank 4.41% 4/9/2025	4.46	32,000,000	31,995,847
Federal Home Loan Bank 4.44% 3/21/2025	4.48	26,000,000	25,997,746
Federal Home Loan Bank 4.45% 3/24/2025	4.48	17,000,000	16,998,787
Federal Home Loan Bank 4.47% 3/10/2025	4.50	74,000,000	73,995,253
Federal Home Loan Bank 4.47% 3/11/2025	4.50	13,000,000	12,999,154
Federal Home Loan Bank 4.47% 3/18/2025	4.49	13,000,000	12,999,405
Federal Home Loan Bank 4.5% 10/8/2025	4.53	29,000,000	28,992,770
Federal Home Loan Bank 4.5% 11/10/2025	4.53	26,000,000	25,994,451
Federal Home Loan Bank 4.5% 12/22/2025	4.51	126,000,000	125,977,179
Federal Home Loan Bank 4.625% 3/3/2025	4.89	42,000,000	41,981,728
Federal Home Loan Bank 4.92% 1/14/2025	4.94	27,000,000	26,999,846
Federal Home Loan Bank 5% 2/20/2025	5.09	14,000,000	13,998,386
Federal Home Loan Bank 5.05% 2/10/2025	5.09	27,000,000	26,999,045
Federal Home Loan Bank 5.05% 2/18/2025	5.08	41,000,000	40,998,454
Federal Home Loan Bank 5.06% 2/25/2025	5.09	28,000,000	27,998,794
Federal Home Loan Bank 5.06% 2/25/2025	5.09	28,000,000	27,998,794
Federal Home Loan Bank 5.06% 2/26/2025	5.08	48,000,000	47,998,680
Federal Home Loan Bank 5.06% 2/26/2025	5.09	28,000,000	27,998,804
Federal Home Loan Bank 5.07% 2/25/2025	5.10	28,000,000	27,998,781
Federal Home Loan Bank 5.08% 2/26/2025	5.10	10,000,000	9,999,715
Federal Home Loan Bank 5.21% 4/10/2025	5.22	48,000,000	47,998,820
Federal Home Loan Bank Discount Notes 0% 1/14/2025	4.26	500,000,000	499,232,639
Federal Home Loan Bank Discount Notes 0% 1/15/2025	4.59	23,000,000	22,959,392
Federal Home Loan Bank Discount Notes 0% 1/16/2025	5.08	54,000,000	53,890,875
Federal Home Loan Bank Discount Notes 0% 1/17/2025	4.59	11,000,000	10,977,804
Federal Home Loan Bank Discount Notes 0% 1/2/2025	4.57	8,000,000	7,998,991
Federal Home Loan Bank Discount Notes 0% 1/22/2025	4.26 to 4.58	66,750,000	66,579,391
Federal Home Loan Bank Discount Notes 0% 1/23/2025	4.27	552,750,000	551,311,008
Federal Home Loan Bank Discount Notes 0% 1/24/2025	4.25	45,000,000	44,878,301
Federal Home Loan Bank Discount Notes 0% 1/29/2025	4.56 to 4.58	164,000,000	163,422,397
Federal Home Loan Bank Discount Notes 0% 1/3/2025	4.26 to 4.65	208,000,000	207,950,736
Federal Home Loan Bank Discount Notes 0% 1/31/2025	4.57	7,000,000	6,973,633
Federal Home Loan Bank Discount Notes 0% 1/7/2025	4.21	200,000,000	199,859,667
Federal Home Loan Bank Discount Notes 0% 2/19/2025	4.31	1,000,000	994,174
Federal Home Loan Bank Discount Notes 0% 2/21/2025	4.49 to 4.53	31,000,000	30,804,925
Federal Home Loan Bank Discount Notes 0% 2/24/2025	4.48	3,000,000	2,980,178
Federal Home Loan Bank Discount Notes 0% 2/26/2025	4.49	12,000,000	11,917,120
Federal Home Loan Bank Discount Notes 0% 2/28/2025	4.48	5,000,000	4,964,515
Federal Home Loan Bank Discount Notes 0% 2/7/2025	4.51	35,000,000	34,839,744
Federal Home Loan Bank Discount Notes 0% 3/14/2025	4.45 to 4.47	31,000,000	30,728,410
Federal Home Loan Bank Discount Notes 0% 3/19/2025	4.46	26,000,000	25,756,423
Federal Home Loan Bank Discount Notes 0% 3/21/2025	4.32 to 4.44	34,000,000	33,675,398
Federal Home Loan Bank Discount Notes 0% 3/7/2025	4.41 to 4.47	14,000,000	13,889,482
Federal Home Loan Bank Discount Notes 0% 4/10/2025	4.42	8,000,000	7,904,850
Federal Home Loan Bank Discount Notes 0% 4/2/2025	4.41	22,000,000	21,759,760
Federal Home Loan Bank Discount Notes 0% 4/25/2025	4.39	31,000,000	30,578,865
Federal Home Loan Bank Discount Notes 0% 4/4/2025	4.41 to 4.43	29,000,000	28,675,055
Federal Home Loan Bank Discount Notes 0% 5/9/2025	4.40	26,000,000	25,602,951
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 1/28/2025 (c)(d)	4.37	33,000,000	33,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 1/29/2025 (c)(d)	4.37	56,000,000	56,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 1/30/2025 (c)(d)	4.37	74,000,000	74,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 1/30/2025 (c)(d)	4.37	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 2/7/2025 (c)(d)	4.37	19,000,000	19,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 5/13/2025 (c)(d)	4.37	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 5/14/2025 (c)(d)	4.37	27,000,000	27,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 5/19/2025 (c)(d)	4.37	39,000,000	39,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 5/22/2025 (c)(d)	4.37	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 5/27/2025 (c)(d)	4.37	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 5/28/2025 (c)(d)	4.37	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 1/13/2025 (c)(d)	4.38	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 1/13/2025 (c)(d)	4.38	40,000,000	40,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 1/21/2025 (c)(d)	4.38	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 2/4/2025 (c)(d)	4.38	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 3/3/2025 (c)(d)	4.38	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 4/21/2025 (c)(d)	4.38	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 4/28/2025 (c)(d)	4.38	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 4/30/2025 (c)(d)	4.38	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 5/1/2025 (c)(d)	4.38	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 5/12/2025 (c)(d)	4.38	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 5/5/2025 (c)(d)	4.38	20,000,000	20,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 5/5/2025 (c)(d)	4.38	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 6/11/2025 (c)(d)	4.38	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 6/11/2025 (c)(d)	4.38	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 6/12/2025 (c)(d)	4.38	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 6/16/2025 (c)(d)	4.38	33,000,000	33,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 6/17/2025 (c)(d)	4.38	26,000,000	26,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 6/23/2025 (c)(d)	4.38	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 6/24/2025 (c)(d)	4.38	20,000,000	20,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 1/10/2025 (c)(d)	4.38	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 1/8/2025 (c)(d)	4.38	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 3/5/2025 (c)(d)	4.38	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 4/3/2025 (c)(d)	4.38	18,000,000	18,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 4/9/2025 (c)(d)	4.38	26,000,000	26,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 5/22/2025 (c)(d)	4.38	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 5/23/2025 (c)(d)	4.38	16,000,000	16,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 6/11/2025 (c)(d)	4.38	27,000,000	27,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 6/11/2025 (c)(d)	4.38	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 6/13/2025 (c)(d)	4.38	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 6/18/2025 (c)(d)	4.38	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 6/3/2025 (c)(d)	4.38	20,000,000	20,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 6/5/2025 (c)(d)	4.38	20,000,000	20,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 6/9/2025 (c)(d)	4.38	41,000,000	41,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 7/28/2025 (c)(d)	4.38	23,000,000	23,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 1/6/2025 (c)(d)	4.39	19,000,000	19,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 1/6/2025 (c)(d)	4.39	23,000,000	23,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 2/10/2025 (c)(d)	4.39	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 2/10/2025 (c)(d)	4.39	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 2/14/2025 (c)(d)	4.39	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 2/6/2025 (c)(d)	4.39	15,000,000	15,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 2/7/2025 (c)(d)	4.39	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 4/30/2025 (c)(d)	4.39	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 4/4/2025 (c)(d)	4.39	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 5/23/2025 (c)(d)	4.39	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 6/2/2025 (c)(d)	4.39	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 6/23/2025 (c)(d)	4.39	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 7/18/2025 (c)(d)	4.39	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 7/3/2025 (c)(d)	4.39	28,000,000	28,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 7/7/2025 (c)(d)	4.39	20,000,000	20,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 8/27/2025 (c)(d)	4.39	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.39% 3/10/2025 (c)(d)	4.39	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.39% 3/11/2025 (c)(d)	4.39	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.39% 3/3/2025 (c)(d)	4.39	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.39% 3/6/2025 (c)(d)	4.39	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.39% 3/7/2025 (c)(d)	4.39	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.39% 5/5/2025 (c)(d)	4.39	35,000,000	35,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.39% 7/25/2025 (c)(d)	4.39	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.395% 4/9/2025 (c)(d)	4.39	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.4% 3/24/2025 (c)(d)	4.40	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.4% 3/24/2025 (c)(d)	4.40	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.4% 3/26/2025 (c)(d)	4.40	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.4% 3/27/2025 (c)(d)	4.40	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.4% 3/28/2025 (c)(d)	4.40	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.4% 4/4/2025 (c)(d)	4.40	44,000,000	44,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.4% 4/4/2025 (c)(d)	4.40	19,000,000	19,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.41% 5/19/2025 (c)(d)	4.41	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.41% 5/20/2025 (c)(d)	4.41	29,000,000	29,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.41% 5/22/2025 (c)(d)	4.41	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.41% 5/23/2025 (c)(d)	4.41	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.41% 8/5/2025 (c)(d)	4.41	26,000,000	26,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.41% 8/6/2025 (c)(d)	4.41	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 4.42% 2/5/2025 (c)(d)	4.42	54,000,000	54,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 4.42% 8/8/2025 (c)(d)	4.42	30,000,000	30,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 4.43% 8/19/2025 (c)(d)	4.43	38,000,000	38,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 4.43% 8/21/2025 (c)(d)	4.43	38,000,000	38,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.44% 11/28/2025 (c)(d)	4.44	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.45% 2/27/2026 (c)(d)	4.45	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.46% 1/12/2026 (c)(d)	4.46	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.46% 1/16/2026 (c)(d)	4.46	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.46% 2/2/2026 (c)(d)	4.46	8,230,000	8,227,979
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.465% 12/23/2025 (c)(d)	4.47	20,000,000	20,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.465% 4/1/2025 (c)(d)	4.47	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.465% 4/4/2025 (c)(d)	4.47	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.465% 9/19/2025 (c)(d)	4.46	3,000,000	3,000,643
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.465% 9/22/2025 (c)(d)	4.46	14,000,000	14,003,100
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.47% 10/16/2025 (c)(d)	4.47	8,000,000	8,001,959
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.47% 6/22/2026 (c)(d)	4.47	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.47% 6/24/2026 (c)(d)	4.47	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.47% 6/25/2026 (c)(d)	4.47	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.47% 6/26/2026 (c)(d)	4.47	45,000,000	44,995,684
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.47% 6/26/2026 (c)(d)	4.47	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.48% 4/24/2026 (c)(d)	4.48	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.48% 7/17/2025 (c)(d)	4.48	6,800,000	6,800,000
Federal Home Loan Bank U.S. SOFR Index + 0.115%, 4.485% 7/8/2025 (c)(d)	4.48	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.495% 10/16/2025 (c)(d)	4.49	27,000,000	27,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.495% 2/24/2025 (c)(d)	4.49	28,000,000	28,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.495% 2/3/2025 (c)(d)	4.49	13,000,000	13,000,884
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.495% 5/15/2025 (c)(d)	4.49	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.495% 5/19/2025 (c)(d)	4.49	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 1/27/2025 (c)(d)	4.50	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 10/3/2025 (c)(d)	4.50	26,000,000	26,010,834
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 2/12/2026 (c)(d)	4.50	6,000,000	6,001,775
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 2/20/2026 (c)(d)	4.50	6,000,000	6,002,111
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 2/9/2026 (c)(d)	4.50	8,000,000	8,001,870
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 3/27/2025 (c)(d)	4.50	32,000,000	32,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 3/6/2025 (c)(d)	4.50	19,000,000	19,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 4/14/2025 (c)(d)	4.50	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 5/9/2025 (c)(d)	4.50	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 6/18/2026 (c)(d)	4.50	20,000,000	20,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 6/24/2026 (c)(d)	4.50	20,000,000	20,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 6/26/2026 (c)(d)	4.50	27,000,000	27,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.505% 11/12/2025 (c)(d)	4.51	27,000,000	27,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.505% 11/14/2025 (c)(d)	4.51	23,000,000	23,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 1/16/2026 (c)(d)	4.51	6,000,000	6,002,707
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 6/17/2025 (c)(d)	4.51	5,000,000	5,003,060
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 8/14/2025 (c)(d)	4.51	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 8/18/2025 (c)(d)	4.51	19,000,000	19,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 8/21/2026 (c)(d)	4.51	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 9/10/2026 (c)(d)	4.51	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 9/4/2026 (c)(d)	4.51	19,000,000	19,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 9/9/2026 (c)(d)	4.51	8,860,000	8,861,979
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.515% 10/10/2025 (c)(d)	4.52	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.515% 6/27/2025 (c)(d)	4.52	32,000,000	32,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.515% 7/24/2025 (c)(d)	4.52	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.515% 8/4/2025 (c)(d)	4.52	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.515% 9/25/2026 (c)(d)	4.52	50,000,000	50,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.515% 9/26/2025 (c)(d)	4.52	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.605% 1/2/2026 (c)(d)	4.60	13,000,000	13,000,442
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.52% 12/8/2025 (c)(d)	4.52	8,000,000	7,999,950
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.525% 12/11/2025 (c)(d)	4.52	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.525% 7/8/2025 (c)(d)	4.52	11,000,000	11,004,364
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.525% 8/21/2025 (c)(d)	4.52	19,000,000	19,009,855
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.525% 8/22/2025 (c)(d)	4.52	5,000,000	5,001,138
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.525% 8/22/2025 (c)(d)	4.52	5,000,000	5,000,439
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.53% 7/10/2025 (c)(d)	4.52	12,000,000	12,005,763
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.53% 7/21/2025 (c)(d)	4.53	2,000,000	2,001,293
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.365% 4/11/2025 (c)(d)	4.37	26,000,000	26,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.365% 4/15/2025 (c)(d)	4.37	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.365% 4/15/2025 (c)(d)	4.37	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.365% 4/23/2025 (c)(d)	4.37	26,000,000	26,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.365% 4/25/2025 (c)(d)	4.37	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.365% 4/28/2025 (c)(d)	4.37	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.365% 4/30/2025 (c)(d)	4.37	27,000,000	27,000,000
Freddie Mac Discount Notes 0% 1/31/2025	4.45	15,000,000	14,944,750
Freddie Mac U.S. SOFR Index + 0.09%, 4.46% 1/26/2026 (c)(d)	4.46	102,000,000	102,000,000
Freddie Mac U.S. SOFR Index + 0.1%, 4.47% 2/9/2026 (c)(d)	4.47	8,000,000	8,000,752
Freddie Mac U.S. SOFR Index + 0.11%, 4.48% 3/5/2026 (c)(d)	4.48	39,000,000	39,000,000
Freddie Mac U.S. SOFR Index + 0.11%, 4.48% 5/7/2026 (c)(d)	4.48	24,000,000	24,000,000
Freddie Mac U.S. SOFR Index + 0.115%, 4.485% 4/2/2026 (c)(d)	4.48	69,000,000	69,001,054
Freddie Mac U.S. SOFR Index + 0.14%, 4.51% 10/16/2026 (c)(d)	4.51	61,000,000	61,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.51% 9/23/2026 (c)(d)	4.51	76,000,000	76,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.51% 9/4/2026 (c)(d)	4.51	26,000,000	26,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $8,005,904,728)			8,005,904,728

U.S. Treasury Obligations - 60.2%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/14/2025	4.11 to 4.73	254,000,000	253,603,716
US Treasury Bills 0% 1/16/2025	4.42 to 4.93	485,000,000	484,097,052
US Treasury Bills 0% 1/2/2025	4.50 to 5.25	254,000,000	253,967,791
US Treasury Bills 0% 1/21/2025	4.24 to 4.73	1,469,000,000	1,465,460,857
US Treasury Bills 0% 1/23/2025	4.56	196,000,000	195,459,802
US Treasury Bills 0% 1/28/2025	4.27 to 4.53	884,000,000	881,103,541
US Treasury Bills 0% 1/30/2025	4.44 to 4.56	264,900,000	263,944,617
US Treasury Bills 0% 1/7/2025	4.12 to 4.89	881,989,800	881,317,320
US Treasury Bills 0% 1/9/2025	4.15 to 4.60	1,373,000,000	1,371,704,291
US Treasury Bills 0% 2/11/2025	4.50 to 4.52	315,000,000	313,408,432
US Treasury Bills 0% 2/13/2025	4.29 to 4.47	560,000,000	557,120,933
US Treasury Bills 0% 2/18/2025	4.26 to 4.51	1,117,000,000	1,110,668,963
US Treasury Bills 0% 2/20/2025	4.47	212,000,000	210,698,556
US Treasury Bills 0% 2/25/2025	4.29 to 4.54	693,000,000	688,415,628
US Treasury Bills 0% 2/27/2025	4.46 to 4.80	449,000,000	445,728,664
US Treasury Bills 0% 2/4/2025	4.38 to 4.49	270,000,000	268,875,274
US Treasury Bills 0% 2/6/2025	4.30	188,000,000	187,195,475
US Treasury Bills 0% 3/11/2025	4.48	220,000,000	218,140,450
US Treasury Bills 0% 3/13/2025	4.35 to 4.69	461,000,000	456,975,572
US Treasury Bills 0% 3/18/2025	4.39 to 4.48	11,000,000	10,898,846
US Treasury Bills 0% 3/20/2025	4.36 to 4.51	374,100,000	370,538,008
US Treasury Bills 0% 3/25/2025	4.44 to 4.45	224,000,000	221,737,846
US Treasury Bills 0% 3/27/2025	4.29 to 4.44	355,507,400	351,929,842
US Treasury Bills 0% 3/4/2025	4.50	214,000,000	212,367,299
US Treasury Bills 0% 3/6/2025	4.69	9,000,000	8,926,560
US Treasury Bills 0% 4/1/2025	4.42	246,000,000	243,323,212
US Treasury Bills 0% 4/10/2025	4.37 to 4.40	77,000,000	76,090,531
US Treasury Bills 0% 4/17/2025	4.36	330,000,000	325,850,983
US Treasury Bills 0% 4/29/2025	4.29	230,000,000	226,811,050
US Treasury Bills 0% 4/3/2025	4.33 to 4.39	50,000,000	49,452,048
US Treasury Bills 0% 5/1/2025	4.44 to 4.45	10,000,000	9,855,075
US Treasury Bills 0% 6/26/2025	4.26	112,000,000	109,716,693
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2025	4.00 to 4.21	137,320,480	137,234,905
US Treasury Notes 0.25% 10/31/2025	4.45	4,000,000	3,864,881
US Treasury Notes 0.25% 9/30/2025	4.30	14,000,000	13,589,557
US Treasury Notes 0.375% 11/30/2025	4.45	2,000,000	1,928,030
US Treasury Notes 0.375% 12/31/2025	4.26 to 4.28	96,000,000	92,395,903
US Treasury Notes 0.375% 4/30/2025	4.46 to 5.22	55,000,000	54,216,375
US Treasury Notes 0.5% 3/31/2025	4.50 to 5.05	17,000,000	16,833,821
US Treasury Notes 2% 8/15/2025	4.21 to 4.22	112,000,000	110,502,119
US Treasury Notes 2.125% 5/15/2025	4.42 to 4.43	13,000,000	12,892,321
US Treasury Notes 2.75% 5/15/2025	4.42 to 5.25	90,000,000	89,256,256
US Treasury Notes 2.875% 4/30/2025	5.22	28,000,000	27,793,921
US Treasury Notes 3.125% 8/15/2025	4.20	56,000,000	55,635,557
US Treasury Notes 3.875% 3/31/2025	4.48 to 5.05	86,000,000	85,854,507
US Treasury Notes 3.875% 4/30/2025	4.42 to 5.26	100,000,000	99,655,236
US Treasury Notes 4.25% 12/31/2025	4.26 to 4.27	30,000,000	29,995,564
US Treasury Notes 4.625% 2/28/2025	4.55	6,000,000	6,000,710
US Treasury Notes 5% 10/31/2025	4.45	2,000,000	2,008,776
US Treasury Notes 5% 9/30/2025	4.30	25,000,000	25,126,129
US Treasury Notes Inflation-Indexed 0.25% 1/15/2025	3.98 to 4.15	190,581,820	190,313,182
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,780,482,677)			13,780,482,677

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $23,056,461,405)	23,056,461,405
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(162,843,302)
NET ASSETS - 100.0%	22,893,618,103

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
BMO Chicago Branch	4.55	11/20/2024	1/21/2025	9,000,000	9,070,525	U.S. Treasuries (including strips)	2.25	8/15/2046	9,320,429
BMO Chicago Branch	4.55	11/20/2024	1/21/2025	9,000,000	9,070,525	U.S. Treasuries (including strips)	2.25	8/15/2046	9,320,429
BMO Chicago Branch	4.60	11/5/2024	1/6/2025	9,000,000	9,071,300	U.S. Treasuries (including strips)	2.25	8/15/2046	9,338,718
Citigroup Global Capital Markets, Inc.	4.43(e)	12/18/2024	2/18/2025	382,000,000	384,914,448	U.S. Treasuries (including strips)	0.75 - 3.88	4/30/2026 - 11/30/2027	390,366,317
Goldman Sachs & Co LLC	4.40(e)	11/19/2024	1/17/2025	36,000,000	36,259,600	U.S. Treasuries (including strips)	0.25 - 4.63	5/31/2025 - 8/15/2028	36,924,541
Goldman Sachs & Co LLC	4.40(e)	11/14/2024	1/14/2025	35,000,000	35,260,945	U.S. Treasuries (including strips)	0.88 - 3.88	9/30/2026 - 5/15/2042	35,921,968
Goldman Sachs & Co LLC	4.40(e)	11/12/2024	1/13/2025	35,000,000	35,265,222	U.S. Treasuries (including strips)	0.63	5/15/2030	35,931,198
Goldman Sachs & Co LLC	4.40(e)	11/7/2024	1/7/2025	36,000,000	36,268,400	U.S. Treasuries (including strips)	3.00 - 6.50	11/15/2026 - 11/15/2044	36,982,496
Goldman Sachs & Co LLC	4.40(e)	11/5/2024	1/6/2025	36,000,000	36,272,800	U.S. Treasuries (including strips)	0.88 - 3.75	8/31/2026 - 5/15/2031	36,992,396
HSBC Securities, Inc. (U.S.A.)	4.45	12/31/2024	1/7/2025	37,000,000	37,032,015	U.S. Treasuries (including strips)	0.50 - 4.25	8/31/2027 - 6/30/2031	37,749,381
JP Morgan Securities, LLC	4.39(e)	12/10/2024	1/2/2025	524,000,000	525,469,674	U.S. Treasuries (including strips)	4.25 - 7.63	2/15/2025 - 2/28/2029	536,019,050
Mizuho Securities U.S.A., Inc.	4.45	12/31/2024	1/6/2025	14,000,000	14,010,383	U.S. Treasuries (including strips)	0.50 - 4.38	7/31/2026 - 10/31/2027	14,283,560
NatWest Market Securities Inc	4.49	12/27/2024	1/3/2025	32,000,000	32,027,938	U.S. Treasuries (including strips)	3.63 - 4.75	11/15/2044 - 11/15/2053	32,941,491
NatWest Market Securities Inc	4.45	12/31/2024	1/2/2025	9,000,000	9,002,225	U.S. Treasuries (including strips)	3.00 - 3.63	8/15/2048 - 2/15/2053	9,272,352
TD Securities (U.S.A.)	4.45	12/31/2024	1/2/2025	19,000,000	19,004,697	U.S. Treasuries (including strips)	2.75 - 4.13	2/15/2027 - 8/15/2032	19,384,838
Total Repurchase Agreements				$ 1,222,000,000	1,228,000,697				1,250,749,164

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$48,074,000 due 01/02/2025 at 4.45%
Bank of Nova Scotia/The	31,453,000
HSBC Securities Inc. (U.S.A.)	1,025,000
Nomura Securities International Inc	15,596,000
48,074,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,270,074,000) - See accompanying schedule Unaffiliated issuers (cost $23,056,461,405):		$23,056,461,405
Cash		68,960,045
Receivable for fund shares sold		5,820,443
Interest receivable		46,524,768
Receivable from investment adviser for expense reductions		1,172,525
Total assets		23,178,939,186
Liabilities
Payable for investments purchased	$261,704,767
Payable for fund shares redeemed	18,039,545
Distributions payable	1,719,652
Accrued management fee	3,857,119
Total liabilities		285,321,083
Net Assets		$22,893,618,103
Net Assets consist of:
Paid in capital		$22,893,143,127
Total accumulated earnings (loss)		474,976
Net Assets		$22,893,618,103
Net Asset Value, offering price and redemption price per share ($22,893,618,103 ÷ 22,890,354,327 shares)		$1.00
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Interest		$537,039,857
Expenses
Management fee	$21,520,432
Independent trustees' fees and expenses	264,860
Total expenses before reductions	21,785,292
Expense reductions	(6,799,455)
Total expenses after reductions		14,985,837
Net Investment income (loss)		522,054,020
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	168,217
Total net realized gain (loss)		168,217
Net increase in net assets resulting from operations		$522,222,237
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$522,054,020	$1,036,879,796
Net realized gain (loss)	168,217	2,979
Net increase in net assets resulting from operations	522,222,237	1,036,882,775
Distributions to shareholders	(522,005,412)	(1,036,833,254)

Share transactions
Proceeds from sales of shares	14,086,458,224	25,027,855,645
Reinvestment of distributions	511,642,313	1,016,987,828
Cost of shares redeemed	(12,308,044,498)	(23,292,551,309)

Net increase (decrease) in net assets and shares resulting from share transactions	2,290,056,039	2,752,292,164
Total increase (decrease) in net assets	2,290,272,864	2,752,341,685

Net Assets
Beginning of period	20,603,345,239	17,851,003,554
End of period	$22,893,618,103	$20,603,345,239

Other Information
Shares
Sold	14,086,458,224	25,027,855,645
Issued in reinvestment of distributions	511,642,313	1,016,987,828
Redeemed	(12,308,044,498)	(23,292,551,309)
Net increase (decrease)	2,290,056,039	2,752,292,164

Financial Highlights
Government Portfolio

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.052	.037	.002	- B	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.052	.037	.002	- B	.013
Distributions from net investment income	(.025)	(.052)	(.037)	(.002)	- B	(.013)
Total distributions	(.025)	(.052)	(.037)	(.002)	- B	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.49%	5.37%	3.75%	.16%	.02%	1.31%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.20% G	.21%	.21%	.22%	.22%	.23%
Expenses net of fee waivers, if any	.14 % G	.14%	.14%	.08%	.09%	.17%
Expenses net of all reductions	.14% G	.14%	.14%	.08%	.09%	.17%
Net investment income (loss)	4.88% G	5.24%	3.80%	.16%	.02%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$22,893,618	$20,603,345	$17,851,004	$13,666,605	$12,100,283	$8,580,943

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2024

1. Organization.
Government Portfolio (the Fund) is a fund of The North Carolina Capital Management Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Trust are offered exclusively to local government and public authorities of the state of North Carolina. The Fund is authorized to issue an unlimited number of shares.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$23,056,461,405

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .205% of average net assets. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate Distribution and Service plan. The Fund does not pay any fees for these services. The investment adviser pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Distribution and Service fee from the management fee paid by the Fund that is based on an annual rate of .065% of average net assets. For the period, the investment adviser paid FDC $6,873,284 on behalf of the Fund, all of which was paid to the Capital Management of the Carolinas LLC.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4.Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .14% of average net assets. This reimbursement will remain in place through October 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as interest expense, are excluded from this reimbursement. This reimbursement reduced the Fund's expenses by $6,799,455.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts
Government Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through the Board's Audit Committee. All of the Independent Trustees are members of the Audit Committee.
At its October 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits realized by Fidelity from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year and the factors may have been weighted differently by different Trustees. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have other investment choices available to them, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.
Also at its October 2024 meeting, the Board approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective November 1, 2024. The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board also considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of, and coordination with, third party service providers, principally Capital Management of the Carolinas, LLC (CMC), the fund's regional distributor, as well as third parties acting as the fund's custodian, sub-custodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. The Board took into account discussions with representatives of the Investment Advisers that occur, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).
In addition to reviewing the absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
The Board noted that the fund's performance is also influenced by the investment parameters imposed by the laws of North Carolina, which restrict the flexibility of the fund when compared to other funds in its Lipper universe. For example, unlike other institutional money market funds, the fund may not engage in reverse repurchase agreements or invest in certain certificates of deposit and repurchase agreements that are backed by collateral other than U.S. government securities, the use of which might increase yield.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expenses, the Board considered the fund's all-inclusive (subject to certain limited exceptions) management fee rate and other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group" or "ASPG"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense ASPG"). The total expense ASPG excludes fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 12-month period ended December 31, 2023. Further, the information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the ASPG for 2023. The Board considered that the fund has an all-inclusive management fee that covers substantially all of the fund's expenses. Further, the information provided to the Board indicated that the total expenses of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense ASPG for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or sub-advised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that the management fee charged by Fidelity to the fund is among the lowest in the Fidelity complex.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for the fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board considered whether there were any potential fall-out benefits that FMR derives from its relationship with the fund. The Board concluded that FMR did not derive any fall-out benefits and that any potential fall-out benefits would be de minimis.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the fund, whether the fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow or rise as assets decrease.
The Board concluded that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund profitability of other funds advised by FMR and the impact of certain factors on fund profitability results and services provided to the fund; (ii) information available on the profitability of other financial services firms; (iii) the management fees and expenses paid by other mutual funds managed by third parties that have investment objectives similar to the Government Portfolio; (iv) any potential economies of scale that may have been realized as a result of the growth in the Government Portfolio's assets over the past year and FMR's management of the Government Portfolio; (v) Fidelity's use of artificial intelligence and its impact on compliance, operations, internal audit and cybersecurity; (vi) portfolio manager compensation and other personnel matters; (vii) the impact of staffing challenges and FMR's plans to transition employees from a remote work environment to an in person work environment; (viii) the impact of the increase in the SEC's regulatory initiatives on FMR's business operations and management of the fund; (ix) information on any technology improvements relevant to the fund; and (x) the coordination, consultation and operational efforts between FMR and CMC personnel in connection with the provision of distribution and shareholder servicing for the Government Portfolio.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all the surrounding circumstances and that the fund's Advisory Contracts should be renewed through October 31, 2025.

1.540079.127
NCX-SANN-0325

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the North Carolina Capital Management Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the North Carolina Capital Management Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025